Employee benefit plans (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Funded Status of Defined Benefit Plans and Amount Recognized

The following table sets forth the funded status of the Company’s defined benefit plans and the amounts recognized in the Company’s financial statements based on actuarial valuations carried out as of December 31, 2016 and 2017.

	As of December 31,
	2016	2017
Change in benefit obligation
Projected benefit obligation at the beginning of the year	$35,617	$45,283
Service cost	5,661	7,735
Actuarial loss	6,749	4,493
Interest cost	2,585	3,252
Liabilities assumed on acquisition	693
Benefits paid	(4,967)	(5,367)
Special termination benefit	-	57
Effect of exchange rate changes	(1,055)	2,641
Projected benefit obligation at the end of the year	$45,283	$58,094
Change in fair value of plan assets
Fair value of plan assets at the beginning of the year	$28,549	$30,871
Employer contributions	5,776	15,176
Actual gain on plan assets	1,777	2,746
Assets assumed on acquisition	170	0
Actuarial gain	—	11
Benefits paid	(4,897)	(5,301)
Effect of exchange rate changes	(504)	2,057
Fair value of plan assets at the end of the year	$30,871	$45,560

Amounts Included in Other Comprehensive Income (Loss)

Amounts included in other comprehensive income (loss) as of December 31, 2016 and 2017 were as follows:

	As of December 31,
	2016	2017
Net actuarial loss	(8,979)	(12,228)
Deferred tax assets	2,759	2,221
Other comprehensive income, net	(6,220)	(10,007)

Changes in Accumulated Other Comprehensive Income (Loss)

Changes in other comprehensive income (loss) during the year ended December 31, 2017 were as follows:

2017
Net actuarial loss	$(4,182)
Amortization of net actuarial loss	1,177
Deferred income taxes	(670)
One-time cost	211
Effect of exchange rate changes	(323)
Other comprehensive income (loss), net	$(3,787)

Net Defined Benefit Plan Costs

Net defined benefit plan costs for the three months ended March 31, 2017 and 2018 include the following components:

	Three months ended March 31,
	2017	2018
Service costs	$1,720	$1,995
Interest costs	734	995
Amortization of actuarial loss	205	320
Expected return on plan assets	(492)	(736)
Net defined benefit plan costs	$2,167	$2,574

Net defined benefit plan costs for the years ended December 31, 2015, 2016 and 2017 include the following components:

	Year ended December 31,
	2015	2016	2017
Service costs	$5,578	$5,661	$7,735
Interest costs	2,629	2,585	3,252
Amortization of actuarial loss	330	(113)	1,177
Expected return on plan assets	(2,154)	(2,043)	(2,412)
One-time cost	—	—	209
Special termination benefits	—	—	426
Net defined benefit plan costs	$6,383	$6,090	$10,387

Fair Values of Plan Assets

The fair values of the Company’s plan assets as of December 31, 2016 and 2017 by asset category are as follows:

	Total
	As of December 31, 2017
	Fair Value Measurements at Reporting Date Using
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Other Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Asset Category
Cash	$472	$472	$—	$—
Fixed income securities (Note a)	42,328	3,419	38,909	—
Other securities (Note b)	2,760	2,437	323	—
Total	$45,560	$6,328	$39,232	$—
	Total
	As of December 31, 2016
	Fair Value Measurements at Reporting Date Using
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Other Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Asset Category
Cash	$4,809	$4,809	$—	$—
Fixed income securities (Note a)	23,659	3,001	20,658	—
Other securities (Note b)	2,403	2,191	212	—
Total	$30,871	$10,001	$20,870	$—

(a)	Includes investments in funds that invest 100% of their assets in fixed income securities such as money market instruments, government securities and public and private bonds.
(b)	Includes investments in funds that invest primarily in fixed income securities and the remaining portion in equity securities.

Benefit Plan Payments Reflect Expected Future Service	The expected benefit plan payments set forth below reflect expected future service:
Year ending December 31,
2018	$8,469
2019	8,823
2020	9,330
2021	9,946
2022	10,118
2023 - 2027	48,107
$94,793

Amount Contributed to Defined Contribution Plans in Various Jurisdictions

During the three months ended March 31, 2017 and 2018, the Company contributed the following amounts to defined contribution plans in various jurisdictions:

	Three months ended March 31,
	2017	2018
India	$5,217	$5,944
U.S.	4,280	4,599
U.K.	1,720	2,137
China	3,828	4,394
Other regions	1,130	1,160
Total	$16,175	$18,234

During the years ended December 31, 2015, 2016 and 2017, the Company contributed the following amounts to defined contribution plans in various jurisdictions:

	Year ended December 31,
	2015	2016	2017
India	$15,915	$19,074	$22,242
U.S.	8,148	10,379	11,147
U.K.	4,453	6,593	7,823
China	14,511	15,512	15,950
Other regions	4,690	4,684	4,059
Total	$47,717	$56,242	$61,221

Benefit Obligations Of Gratuity Plan
Weighted Average Assumptions used to Determine Benefit Obligations and Plan Costs

The weighted average assumptions used to determine the benefit obligations of the Gratuity Plan as of December 31, 2016 and 2017 are presented below:

	As of December 31,
	2016	2017
Discount rate	7.10% - 7.5%	7.40% - 7.60%
Rate of increase in compensation per annum	5.20%-11.00%	5.20%-11.00%

Gratuity Plan Costs
Weighted Average Assumptions used to Determine Benefit Obligations and Plan Costs

The weighted average assumptions used to determine the Gratuity Plan costs for the years ended December 31, 2015, 2016 and 2017 are presented below:

	Year ended December 31,
	2015	2016	2017
Discount rate	8.50% - 8.55%	8.30% - 8.45%	7.10% - 7.5%
Rate of increase in compensation per annum	5.20% - 11.00%	5.20% - 11.00%	5.20% - 11.00%
Expected long-term rate of return on plan assets per annum	8.50%	7.50%	7.50%

Benefit Obligations Of Mexican Plan
Weighted Average Assumptions used to Determine Benefit Obligations and Plan Costs

The weighted average assumptions used to determine the benefit obligations of the Mexican Plan as of December 31, 2016 and 2017 are presented below:

	Year ended December 31,
	2016	2017
Discount rate	6.80%	7.60%
Rate of increase in compensation per annum	5.50%	5.50%

Mexican Plan Costs
Weighted Average Assumptions used to Determine Benefit Obligations and Plan Costs

The weighted average assumptions used to determine the costs of the Mexican Plan for the years ended December 31, 2015, 2016 and 2017 are presented below:

	Year ended December 31,
	2015	2016	2017
Discount rate	6.50%	6.50%	6.80%
Rate of increase in compensation per annum	5.50%	5.50%	5.50%
Expected long-term rate of return on plan assets per annum	0.00%	0.00%	0.00%

Benefit Obligations Of Japan Plan
Weighted Average Assumptions used to Determine Benefit Obligations and Plan Costs

17. Employee benefit plans (Continued)

The weighted average assumptions used to determine the benefit obligation of the Japan Plan as of December 31, 2016 and 2017 are presented below:

	Year ended December 31,
	2016	2017
Discount rate	0.08% - 1.30%	0.113%-0.789%
Rate of increase in compensation per annum	0.00% - 3.55%	0.00% - 3.55%

Japan Plan Costs
Weighted Average Assumptions used to Determine Benefit Obligations and Plan Costs

The weighted average assumptions used to determine the costs of the Japan Plan for the years ended December 31, 2015, 2016 and 2017 are presented below:

Year ended December 31,
	2015	2016	2017
Discount rate	0.20% - 1.30%	0.24% - 1.30%	0.08% - 1.30%
Rate of increase in compensation per annum	0.00% - 3.55%	0.00% - 3.55%	0.00% - 3.55%
Expected long-term rate of return on plan assets per annum	2.69% - 3.44%	0.00% - 3.77%	0.00% - 3.09%